Consolidated Statements of Cashflows - Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents consist of:
Cash	$ 52,130	$ 30,984
Cash equivalents	79,768	52,420
Cash and cash equivalents	$ 131,898	$ 83,404